Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	3 Months Ended	12 Months Ended
	Aug. 31, 2017	Nov. 30, 2017	Nov. 30, 2016
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance		$ 1,206	$ 1,234
Foreign currency translation adjustment		23	(28)
Impairment charge	$ (50)	(50)
Ending Balance		1,179	1,206
North America Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance		927	927
Foreign currency translation adjustment			0
Ending Balance		927	927
EAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance		279	307
Foreign currency translation adjustment		23	(28)
Impairment charge		(50)
Ending Balance		$ 252	$ 279